Business segment reporting (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total assets	R$ 1,115,652,776	R$ 985,450,829	R$ 931,208,395
Loans and advances to customers	517,977,135	490,630,028	464,844,042
Customer deposits	583,220,576	489,953,489	468,961,069
Business Segment Reporting Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	1,010,503,261	886,630,727	838,267,118
Loans and advances to customers	445,085,759	417,773,158	394,086,048
Customer deposits	425,724,599	356,744,926	344,180,608
Business Segment Reporting Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	105,149,515	98,820,102	92,941,277
Loans and advances to customers	72,891,376	72,856,870	70,757,994
Customer deposits	R$ 157,495,977	R$ 133,208,563	R$ 124,780,461